Analysis of cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of cash and cash equivalents
Schedule of the analysis of cash and cash equivalents

	2022	2021	2020
	£m	£m	£m
At 1 January	190,706	139,199	100,588
Net (decrease)/increase in cash and cash equivalents	(32,257)	51,507	38,611
At 31 December	158,449	190,706	139,199

Comprising:
Cash and balances at central banks	144,832	177,757	124,489
Trading assets	8,551	7,137	9,220
Other financial assets	19	16	173
Loans to banks (1)	5,047	5,796	5,317
Cash and cash equivalents	158,449	190,706	139,199

(1)	Includes cash collateral posted with bank counterparties in respect of derivative liabilities of £4,895 million (2021 - £4,293 million; 2020 - £7,592 million).